[LOGO OF EATON VANCE APPEARS HERE]

Investing for the 21st Century

                                              [PHOTO OF FINANCIAL NEWSPAPER
                                                AND CALCULATOR APPEARS HERE]

     SEMIANNUAL REPORT JUNE 30, 1997


                                      EV

     [PHOTO OF NYSE                MARATHON
   FLAG APPEARS HERE]
                                  INVESTORS

                                     FUND


                                  Eaton Vance
                     Global Management-Global Distribution


          [PHOTO OF STOCK EXCHANGE APPEARS HERE]

                                   MARATHON

EV Marathon Investors Fund as of June 30, 1997

INVESTMENT UPDATE

[PHOTOGRAPH OF THOMAS E. FAUST JR. APPEARS HERE]
Thomas E. Faust Jr.,
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------
    The Economy

  . Economic conditions in the U.S. were very favorable in the first half of 1997. Gross Domestic Product (GDP) increased at an annualized rate of 4.9% during the first quarter. In the second quarter, the economy slowed somewhat, with advance estimates showing an annualized GDP increase of 2.2%.

  . Unemployment remained low throughout the period, hitting a 24-year low of 4.8% in May and rising slightly to 5.0% in June.

  . Inflation was low throughout the first half of the year despite continued economic growth and a tight labor market. During the first half of 1997, the Consumer Price Index (CPI) rose at an annual rate of only 1.4%, the slowest rate of increase since 1986.

    The Markets

  . The sustained growth of the U.S. economy and low inflation have helped propel prices of large capitalization stocks to record levels. In the six months ended June 30, 1997, the S&P 500 Index had a total return of 20.6%.*

  . An increase in volatility has accompanied higher stock valuations. Within a six-week period in March and April, the S&P 500 Index declined almost 10% and then fully recovered to reach new record highs.*

  . Short-term interest rates rose on March 25 when the Federal Reserve raised the Fed Funds Rate 0.25% to 5.50%. Long-term bonds sold off in the first quarter but rallied in the second quarter. After rising over 7% at the end of March, the yield on the 30-year Treasury bond declined to 6.8% by June 30.
--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

The Fund
--------------------------------------------------------------------------------
    The Past Six Months

  . During the six months ended June 30, 1997, EV Marathon Investors Fund had a total return of 12.3%./1/

  . This return resulted from an increase in net asset value to $13.66 per share on June 30, 1997 from $12.34 per share on December 31, 1996, and the reinvestment of $0.110 per share in income dividends and $0.070 in capital gains distributions./2/

  . By comparison, the average total return for mutual funds in the Lipper
    Balanced Fund Category was 10.2% during this period.*

    Management Discussion

  . This has been a very favorable period, especially for high-quality, large capitalization stocks in which this Portfolio generally invests. Corporate profits have been better than anticipated, and inflation has been virtually non-existent.

  . During this period, the Fund has performed well within its peer group of balanced funds, primarily due to favorable stock selection and a heavy equity weighting. Among the Fund's equity holdings, stocks in the health care and financial sectors have performed particularly well.

  . Within its fixed-income component, the Fund continues to maintain significant exposure to corporate put bonds. Put bonds have "positive convexity," which means that their duration, or sensitivity to interest rate movements, increases as bond prices rally and decreases as the market corrects.
--------------------------------------------------------------------------------
/1/ This return does not include the maximum applicable 5% contingent deferred sales charge (CDSC).
/2/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect applicable CDSC on the following schedule: 5%-1st and 2nd years; 4%- 3rd year; 3%-4th year; 2%-5th year; 1%-6th year. Past performance is no guarantee of future results. The value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
/3/ Portfolio allocation and top 10 holdings are as of 6/30/97 and may not be representative of the Portfolio's current or future investments. Top 10 holdings account for 19.9% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.
*   It is not possible to invest directly in an index, average, or Lipper
    Category.
--------------------------------------------------------------------------------

Fund Information
as of June 30, 1997

Average Annual Total Returns/2/
--------------------------------------------------------------------------------
One Year                                                                  20.3%
Life of Fund (11/2/93)                                                    13.2

SEC Average Annual Total Returns/2/
--------------------------------------------------------------------------------
One Year                                                                  15.3%
Life of Fund (11/2/93)                                                    12.6

Portfolio Allocation/3/
--------------------------------------------------------------------------------
As a percentage of total net assets

                           [PIE GRAPH APPEARS HERE]
Cash                                                                       1.4%
Fixed Income                                                              26.8%
Equities                                                                  71.8%

Ten Largest Equity Holdings/3/
--------------------------------------------------------------------------------
As a percentage of total net assets
Sofomor/Danek                                                              2.6%
Eli Lilly                                                                  2.2
Chase Manhattan                                                            2.1
Allstate                                                                   2.1
Xerox                                                                      2.0
Federal National Mortgage Corp.                                            1.8
Deere Inc.                                                                 1.8
MGIC Investment Corp.                                                      1.8
Corning                                                                    1.7
Home Depot                                                                 1.7

EV Marathon Investors Fund  as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1997
Assets
--------------------------------------------------------------------------
Investment in Investors Portfolio, at value
    (Note 1A) (identified cost, $42,893,408)                 $53,633,470
Receivable for Fund shares sold                                   84,430
Deferred organization expenses (Note 1E)                          11,835
--------------------------------------------------------------------------
Total assets                                                 $53,729,735
--------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------
Payable for Fund shares redeemed                             $    42,574
Payable to affiliate for Trustees' fees (Note 4)                      40
Accrued expenses                                                  43,337
--------------------------------------------------------------------------
Total liabilities                                            $    85,951
--------------------------------------------------------------------------
Net Assets for 3,926,007 shares of beneficial
    interest outstanding                                     $53,643,784
--------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------
Paid-in capital                                              $42,038,878

Accumulated net realized gain on investments
    (computed on the basis of identified cost)                   868,301

Distributions in excess of net investment income                  (3,457)

Net unrealized appreciation of investments (computed
    on the basis of identified cost)                          10,740,062
--------------------------------------------------------------------------
Total                                                        $53,643,784
--------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
--------------------------------------------------------------------------
($53,643,784 / 3,926,007 shares of
    beneficial interest outstanding)                         $     13.66
--------------------------------------------------------------------------


Statement of Operations


For the Six Months Ended
June 30, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------
Dividend income allocated from Portfolio
    (net of foreign taxes, $2,399)                           $   345,633
Interest income allocated from Portfolio                         536,279
Expenses allocated from Portfolio                               (172,744)
--------------------------------------------------------------------------
Total investment income                                      $   709,168
--------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 4)                    $        79
Distribution and service fees (Note 5)                           244,289
Transfer and dividend disbursing agent fees                       29,474
Printing and postage                                              15,238
Legal and accounting services                                      6,221
Amortization of organization expenses (Note 1E)                    6,122
Registration fees                                                  4,810
Custodian fee                                                      1,310
--------------------------------------------------------------------------
Total expenses                                               $   307,543
--------------------------------------------------------------------------



Net investment income                                        $   401,625
--------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------
Net realized gain --

    Investment transactions (identified cost basis)          $   869,209
--------------------------------------------------------------------------
Net realized gain on investment transactions                 $   869,209
--------------------------------------------------------------------------


Change in unrealized appreciation --
    Investment transactions                                  $ 4,555,527
--------------------------------------------------------------------------

Net change in unrealized appreciation of investments         $ 4,555,527
--------------------------------------------------------------------------


Net realized and unrealized gain on investments              $ 5,424,736
--------------------------------------------------------------------------


Net increase in net assets resulting from operations         $ 5,826,361
--------------------------------------------------------------------------


                       See notes to financial statements

EV Marathon Investors Fund as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                           Six Months Ended
Increase (Decrease)                        June 30, 1997      Year Ended
in Net Assets                              (Unaudited)        December 31, 1996
--------------------------------------------------------------------------------
From operations --
    Net investment income                      $    401,625       $    864,625
    Net realized gain on investments                865,188          1,993,369
    Net change in unrealized appreciation         4,559,548          2,187,283
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                            $  5,826,361       $  5,045,277
--------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
    From net investment income                 $   (423,650)      $   (864,625)
    In excess of net investment income               (3,457)           (23,094)
    From net realized gain on investments          (272,171)        (1,975,424)
--------------------------------------------------------------------------------
Total distributions to shareholders            $   (699,278)      $ (2,863,143)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 3) --
    Proceeds from sale of shares               $  7,165,253       $ 20,480,961
    Net asset value of shares
        issued to shareholders
        in payment of
        distributions declared                      885,995          2,274,104
    Cost of shares redeemed                      (6,359,355)       (11,627,072)
--------------------------------------------------------------------------------
Net increase in net assets from
    Fund share transactions                    $  1,691,893       $ 11,127,993
--------------------------------------------------------------------------------

Net increase in net assets                     $  6,818,976       $ 13,310,127
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                         $ 46,824,808       $ 33,514,681
--------------------------------------------------------------------------------
At end of period                               $ 53,643,784       $ 46,824,808
--------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net
assets
--------------------------------------------------------------------------------
At end of period                               $     (3,457)      $     22,025
--------------------------------------------------------------------------------

                      See notes to financial statements

EV Marathon Investors Fund as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                Six Months Ended   Year Ended December 31,          Year Ended January 31,
                                                June 30, 1997    -----------------------------  ------------------------------
                                                (Unaudited)            1996          1995*           1995           1994**
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period              $12.340          $11.700         $ 9.540          $10.390       $10.000
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                               $ 0.103          $ 0.250         $ 0.231          $ 0.286       $ 0.025
Net realized and unrealized gain (loss) on
    investments                                       1.397            1.190           2.299           (0.861)        0.365
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                 $ 1.500          $ 1.440         $ 2.530          $(0.575)      $ 0.390
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.100)         $(0.250)        $(0.245)         $(0.274)      $    --
In excess of net investment income                   (0.010)          (0.010)             --              --             --
From net realized gain on investments                (0.070)          (0.540)         (0.125)          (0.001)           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 $(0.180)         $(0.800)        $(0.370)         $(0.275)      $    --
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                    $13.660          $12.340         $11.700          $ 9.540       $10.390
------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                    12.25%           12.55%          26.88%           (5.44)%     $  3.90%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data++
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)             $53,644          $46,825         $33,515          $14,508       $ 2,487
Ratio of net expenses to average daily
    net assets/(2)/(3)/                                1.93%+           1.84%           2.03%+           2.41%         1.04%+
Ratio of net investment income to average
    daily net assets                                   1.62%+           2.08%           2.48%+           2.47%         2.49%+

++ The operating expenses of the Fund and the Portfolio reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses /(2)/(3)/                                 1.93%              --              --               --          2.29%+
    Net investment income                              1.62%              --              --               --          1.24%+
------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the eleven month period ended December 31, 1995.
** For the period from the start of business, November 2, 1993, to January 31, 1994.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(3)/ The expense ratios for the six months ended June 30, 1997 and for the years ended December 31, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended December 31, 1994 have not been adjusted to reflect this change.

                       See notes to financial statements

EV Marathon Investors Fund as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  EV Marathon Investors Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in Investors Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (16.8% at June 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

  E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on a straight-line basis over five years.

  F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  G Interim Financial Information -- The interim financial statements relating to June 30, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in overdistributions only for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

EV Marathon Investors Fund as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                          Six Months Ended
                                          June 30, 1997       Year Ended
                                          (Unaudited)         December 31, 1996
  ------------------------------------------------------------------------------
     Sales                                         555,178            1,703,686

     Issued to shareholders electing to
       receive payments of
       distributions in Fund shares                 70,036              187,664

     Redemptions                                  (494,107)            (960,723)
  ------------------------------------------------------------------------------

     Net increase                                  131,107              930,627
  ------------------------------------------------------------------------------


4 Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves only as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations.


5 Distribution Plan
  ------------------------------------------------------------------------------
  The Fund has adopted a Distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of
  (i) 5% of the aggregate amount received by the Fund for shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see
  Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces Fund's net assets. The Fund paid $186,333 to EVD for the six months ended June 30, 1997, representing 0.75% (annualized) of average daily net assets. At June 30, 1997, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $1,432,000. In addition, the Plan authorizes the Fund to make quarterly payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25%, of the Fund's average daily net assets for each fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. During the six months ended June 30, 1997, the Fund paid or accrued $57,956 under the Plan to the Principal Underwriter and Authorized Firms.


6 Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $93,000 of CDSC paid by shareholders for the six months ended June 30, 1997.

Investors Portfolio as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks -- 69.7%

Security                                  Shares            Value
--------------------------------------------------------------------------
Aerospace and Defense -- 1.7%
--------------------------------------------------------------------------
Boeing Co.                               100,000            $  5,306,250
--------------------------------------------------------------------------
                                                            $  5,306,250
--------------------------------------------------------------------------

Auto and Parts -- 1.0%
--------------------------------------------------------------------------
General Motors Corp.                      60,000            $  3,341,250
--------------------------------------------------------------------------
                                                            $  3,341,250
--------------------------------------------------------------------------

Banks - Regional -- 1.6%
--------------------------------------------------------------------------
Norwest Corp.                             90,000            $  5,062,500
--------------------------------------------------------------------------
                                                            $  5,062,500
--------------------------------------------------------------------------

Banks and Money Services -- 3.1%
--------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones*   75,000            $  3,234,375
Chase Manhattan Corp.                     70,200               6,813,787
--------------------------------------------------------------------------
                                                            $ 10,048,162
--------------------------------------------------------------------------

Beverages -- 1.5%
--------------------------------------------------------------------------
PepsiCo, Inc.                            130,000            $  4,883,125
--------------------------------------------------------------------------
                                                            $  4,883,125
--------------------------------------------------------------------------

Chemicals -- 3.1%
--------------------------------------------------------------------------
Monsanto Corp.                           125,000            $  5,382,813
Praxair, Inc.                             80,000               4,480,000
--------------------------------------------------------------------------
                                                            $  9,862,813
--------------------------------------------------------------------------

Computer Equipment -- 3.0%
--------------------------------------------------------------------------
Hewlett-Packard Co.                       60,000            $  3,360,000
Xerox Corp.                               81,000               6,388,874
--------------------------------------------------------------------------
                                                            $  9,748,874
--------------------------------------------------------------------------

Drugs -- 6.5%
--------------------------------------------------------------------------
Astra AB Class A                         266,667            $  4,966,105
Elan Corp., PLC ADR*                      75,000               3,393,750
Lilly & Co.                               65,000               7,105,312
Pfizer, Inc.                              18,900               2,258,550
Smithkline Beecham PLC ADR                35,000               3,206,875
--------------------------------------------------------------------------
                                                            $ 20,930,592
--------------------------------------------------------------------------

Electric Utilities -- 1.0%
--------------------------------------------------------------------------
The Southern Co.                         140,000            $  3,062,500
--------------------------------------------------------------------------
                                                            $  3,062,500
--------------------------------------------------------------------------

Electronics - Semiconductors -- 1.6%
--------------------------------------------------------------------------
Intel Corp.                               35,000            $  4,963,438
--------------------------------------------------------------------------
                                                            $  4,963,438
--------------------------------------------------------------------------

Financial - Miscellaneous -- 5.4%
--------------------------------------------------------------------------
Federal National Mortgage Association    135,000            $  5,889,375
MBNA Corp.                               150,000               5,493,750
MGIC Investment Corp.                    120,000               5,752,500
--------------------------------------------------------------------------
                                                            $ 17,135,625
--------------------------------------------------------------------------

Health Services -- 0.2%
--------------------------------------------------------------------------
Covance, Inc.                             25,000            $    482,813
Quest Diagnostics, Inc.                   12,500                 257,031
--------------------------------------------------------------------------
                                                            $    739,844
--------------------------------------------------------------------------

Household Products -- 1.0%
--------------------------------------------------------------------------
Kimberly-Clark Corp.                      62,400            $  3,104,400
--------------------------------------------------------------------------
                                                            $  3,104,400
--------------------------------------------------------------------------

Information Services -- 2.9%
--------------------------------------------------------------------------
Ceridian Corp.*                          120,000            $  5,070,000
Reuters Holdings PLC ADR                  65,000               4,095,000
--------------------------------------------------------------------------
                                                            $  9,165,000
--------------------------------------------------------------------------

Insurance -- 5.1%
--------------------------------------------------------------------------
Allstate Corp.                            90,000            $  6,569,999


                       See Notes to Financial Statements

Investors Portfolio  as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                Shares              Value
--------------------------------------------------------------------------

Insurance (continued)
--------------------------------------------------------------------------
General Real Estate Corp.                 30,000            $  5,460,000
Mutual Risk Management Ltd.               93,300               4,280,138
--------------------------------------------------------------------------
                                                            $ 16,310,137
--------------------------------------------------------------------------

Lodging and Gaming -- 1.4%
--------------------------------------------------------------------------
ITT Corp.                                 75,000            $  4,579,688
--------------------------------------------------------------------------
                                                            $  4,579,688
-------------------------------------------------------------------------

Machinery -- 1.8%
-------------------------------------------------------------------------
Deere and Co.                            105,000            $  5,761,875
--------------------------------------------------------------------------
                                                            $  5,761,875
--------------------------------------------------------------------------

Medical Products -- 5.7%
--------------------------------------------------------------------------
Baxter International, Inc.               100,000            $  5,225,000
Boston Scientific Corp.*                  75,000               4,607,813
Sofamor Danek Group, Inc.*               180,300               8,248,724
--------------------------------------------------------------------------
                                                            $ 18,081,537
--------------------------------------------------------------------------

Metals and Minerals -- 2.0%
--------------------------------------------------------------------------
J & L Specialty Steel, Inc.              200,000            $  2,400,000
Potash Corp. of Saskatchewan              55,000               4,128,438
--------------------------------------------------------------------------
                                                            $  6,528,438
--------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 2.4%
--------------------------------------------------------------------------
Anadarko Petroleum Corp.                  60,000            $  3,600,000
Triton Energy Ltd.                        90,000               4,123,125
--------------------------------------------------------------------------
                                                            $  7,723,125
--------------------------------------------------------------------------

Oil and  Gas - Integrated -- 2.6%
--------------------------------------------------------------------------
Exxon Corp.                               87,280            $  5,367,720
Mobil Corp.                               40,000               2,795,000
--------------------------------------------------------------------------
                                                            $  8,162,720
--------------------------------------------------------------------------

Paper and Forest Products -- 0.9%
--------------------------------------------------------------------------
Plum Creek Timber Co., L.P.               90,000            $  2,891,250
--------------------------------------------------------------------------
                                                            $  2,891,250
--------------------------------------------------------------------------

Photography -- 1.2%
--------------------------------------------------------------------------
Eastman Kodak Co.                         50,000            $  3,837,500
--------------------------------------------------------------------------
                                                            $  3,837,500
--------------------------------------------------------------------------

Publishing -- 1.0%
--------------------------------------------------------------------------
McGraw-Hill, Inc.                         56,500            $  3,322,906
--------------------------------------------------------------------------
                                                            $  3,322,906
--------------------------------------------------------------------------

REITS -- 3.3%
--------------------------------------------------------------------------
Chateau Communities, Inc.                121,132            $  3,467,404
Colonial Properties Trust                 80,000               2,350,000
Equity Residential Properties Trust      101,400               4,816,500
--------------------------------------------------------------------------
                                                            $ 10,633,904
--------------------------------------------------------------------------

Retail - Food and Drug -- 1.5%
--------------------------------------------------------------------------
CVS Corp.                                 95,000            $  4,868,750
--------------------------------------------------------------------------
                                                            $  4,868,750
--------------------------------------------------------------------------

Retail - Specialty and Apparel -- 1.7%
--------------------------------------------------------------------------
The Home Depot, Inc.                      80,000            $  5,515,000
--------------------------------------------------------------------------
                                                            $  5,515,000
--------------------------------------------------------------------------

Specialty Chemicals and Materials -- 3.2%
--------------------------------------------------------------------------
Corning, Inc.                            100,000            $  5,562,500
Sealed Air Corp.*                        100,000               4,750,000
--------------------------------------------------------------------------
                                                            $ 10,312,500
--------------------------------------------------------------------------

Telephone Utilities -- 1.3%
--------------------------------------------------------------------------
Ameritech Corp.                           60,448            $  4,106,686
--------------------------------------------------------------------------
                                                            $  4,106,686
--------------------------------------------------------------------------

Transportation -- 1.0%
--------------------------------------------------------------------------
Southwest Airlines, Inc.                 125,000            $  3,234,375
--------------------------------------------------------------------------
                                                            $  3,234,375
--------------------------------------------------------------------------

                       See notes to financial statements

Investors Portfolio as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                 Shares             Value
--------------------------------------------------------------------------
Convertible Preferred Stock -- 1.1%

Metals - Gold -- 1.1%
--------------------------------------------------------------------------
Freeport McMoRan Copper & Gold, 5%       125,000            $  3,421,875
--------------------------------------------------------------------------
                                                            $  3,421,875
--------------------------------------------------------------------------

Total Convertible Preferred Stock
    (identified cost $2,872,501)                            $  3,421,875
--------------------------------------------------------------------------

Preferred Stock -- 1.0%

Banks - Regional -- 1.0%
--------------------------------------------------------------------------
BankBoston Corp.                          37,600            $  3,280,600
--------------------------------------------------------------------------
                                                            $  3,280,600
--------------------------------------------------------------------------

Total Preferred Stock
    (identified cost $1,815,526)                            $  3,280,600
--------------------------------------------------------------------------

Corporate Bonds -- 15.2%

                                         Principal
                                         Amount
Security                                 (000 Omitted)      Value
--------------------------------------------------------------------------
Bausch and Lomb, 6.56%, 8/12/26          $ 1,000            $    997,450

Bell Telephone Co., 8.35%, 12/15/30        3,000               3,428,070

Chesapeake Potomac Telephone Co.,
8.375%, 10/1/29                            2,850               3,268,922

Columbia/HCA Healthcare Corp.,
8.36%, 4/15/24                               900                 969,714

Commercial Credit Corp., 7.875%, 2/1/25    2,000               2,163,760

Connecticut Light and Power Co.,
7.875%, 10/1/24                            3,775               4,089,760

Deere and Co., 8.95%, 6/15/19                250                 282,358

General Motors Corp., 9.45%, 11/1/11       3,000               3,548,160

Grand Metropolitan Investments Corp.,
7.45%, 4/15/35                             3,090               3,270,796

Intermediate American Development
Bank, 8.875%, 6/1/09                       1,775               2,059,089

Intermediate American Development
Bank, 8.40%, 9/1/09                        3,690               4,171,693

Intermediate American Development
Bank, 6.95%, 8/1/26                          220                 225,687

J.C. Penney, Inc., 7.40%, 4/1/37           2,050               2,109,963

Johnson Controls, Inc., 7.70%, 3/1/15      1,360               1,447,924

Lowes Cos., 7.11%, 5/15/37                 3,000               3,049,740

Mead Corp., 6.84%, 3/1/37                  2,000               1,993,180

Proctor and Gamble Co., 8.00%, 9/1/24      3,000               3,388,860

Seagram (Joseph) & Sons Inc.,
9.65%, 8/15/18                             1,030               1,265,087

State Street Bank, 7.35%, 6/15/26          1,700               1,761,098

TRW, Inc., 9.35%, 6/4/20                     900               1,079,541

Xerox Corp., 5.90%, 5/5/37                 3,000               3,010,770

Xerox Corp., 5.875%, 6/15/37               1,000                 996,600
--------------------------------------------------------------------------

Total Corporate Bonds
    (identified cost $48,014,015)                           $ 48,578,222
--------------------------------------------------------------------------

U.S. Treasury Obligations -- 11.6%

                                         Principal
                                         Amount
Security                                 (000 Omitted)       Value
--------------------------------------------------------------------------
FHLMC, 7.95%, 5/15/20                    $ 1,275            $  1,285,216

FHLMC, 7.50%, 5/25/19                        801                 803,135

FHLMC, PAC, CMO, Series 1033E,
8.10%, 12/15/04                               51                  50,662

FHLMC, PAC, CMO, Series 34-C,
9.00%, 11/15/19                              399                 411,919

FHLMC, PAC, CMO, Series 41-F,
10.00%, 5/15/20                            2,042               2,183,515

FHLMC, PAC, CMO, Series 59-D,
9.70%, 1/15/16                               791                 795,487

FNMA, PAC, CMO, Series 1990 24-E,
9.00%, 3/25/20                             1,840               1,912,866

FNMA, PAC, CMO, Series 1990 82-K,
8.50%, 7/25/19                               534                 533,442

Tennessee Valley Power Authority,
5.98%, 4/1/36                              1,350               1,360,908

U.S. Treasury Note, 6.25%, 1/31/02         4,000               3,978,120

U.S. Treasury Note, 7.125%, 9/30/99       17,000              17,347,989

U.S. Treasury Note, 8.125%, 2/15/98        6,500               6,594,444
--------------------------------------------------------------------------

Total U.S. Treasury Obligations
    (identified cost $37,743,039)                           $ 37,257,703
--------------------------------------------------------------------------

                        See note to financial statements

Investors Portfolio  as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Commercial Paper -- 0.8%

                                         Principal
                                         Amount
Security                                 (000 Omitted)        Value
--------------------------------------------------------------------------
Cut Group, 6.25%, 7/1/97                 $ 2,470            $  2,469,571
--------------------------------------------------------------------------

Total Commercial Paper
    (amortized cost $2,469,571)                             $  2,469,571
--------------------------------------------------------------------------

Total Investments -- 99.4%
    (identified cost $225,969,697)                          $318,232,735
--------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.6%                      $  1,837,524
--------------------------------------------------------------------------


Net Assets -- 100%                                          $320,070,259
--------------------------------------------------------------------------

ADR  -- American Depositary Receipt
PAC  -- Planned Authorization Class
CMO  -- Collateralized Mortgage Obligations
REIT -- Real Estate Investment Trust

* Non-income producing security.


                       See notes to financial statements

Investors Portfolio  as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1997
Assets
--------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $225,969,697)                         $318,232,735
Cash                                                               1,164
Interest and dividends receivable                              1,850,141
Tax reclaim receivable                                            10,717
Deferred organization expenses (Note 1E)                           4,191
--------------------------------------------------------------------------
Total assets                                                $320,098,948
--------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------
Accrued expenses                                            $     28,689
--------------------------------------------------------------------------
Total liabilities                                           $     28,689
--------------------------------------------------------------------------
Net Assets applicable to investors' interest in             $320,070,259
    Portfolio
--------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------
Net proceeds from capital contributions and                 $227,807,221
    withdrawals
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                          92,263,038
--------------------------------------------------------------------------
Total                                                       $320,070,259
--------------------------------------------------------------------------

Statement of Operations


For the Six Months Ended
June 30, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------
Dividends (net of foreign taxes, $14,561)                   $  2,105,274
Interest income                                                3,267,505
--------------------------------------------------------------------------
Total income                                                $  5,372,779
--------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------
Investment adviser fee (Note 3)                             $    951,138
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 3)                     4,501
Custodian fee                                                     76,287
Legal and accounting services                                     17,089
Amortization of organization expenses (Note 1E)                    1,583
Miscellaneous                                                      2,069
--------------------------------------------------------------------------
Total expenses                                              $  1,052,667
--------------------------------------------------------------------------

Net investment income                                       $  4,320,112
--------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------
Net realized gain --
    Investment transactions (identified cost basis)         $  5,384,493
--------------------------------------------------------------------------
Net realized gain on investments                            $  5,384,493
--------------------------------------------------------------------------
Change in unrealized appreciation --
    Investments (identified cost basis)                     $ 27,660,427
--------------------------------------------------------------------------
Net change in unrealized appreciation of investments        $ 27,660,427
--------------------------------------------------------------------------

Net realized and unrealized gain on investments             $ 33,044,920
--------------------------------------------------------------------------

Net increase in net assets resulting from operations        $ 37,365,032
--------------------------------------------------------------------------

                       See notes to financial statements

Investors Portfolio as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                         Six Months Ended
Increase (Decrease)                      June 30, 1997       Year Ended
in Net Assets                            (Unaudited)         December 31, 1996
--------------------------------------------------------------------------------
From operations --
    Net investment income                    $  4,320,112         $  9,268,008
    Net realized gain on investments            5,360,203           30,748,316
    Net change in unrealized
        appreciation of investments            27,684,717           (2,562,219)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                          $ 37,365,032         $ 37,454,105
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                            $ 14,927,701         $ 32,919,522
    Withdrawals                               (33,783,256)         (45,187,645)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions                $(18,855,555)        $(12,268,123)
--------------------------------------------------------------------------------

Net increase in net assets                   $ 18,509,477         $ 25,185,982
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $301,560,782         $276,374,800
--------------------------------------------------------------------------------
At end of period                             $320,070,259         $301,560,782
--------------------------------------------------------------------------------

                       See notes to financial statements

Investors Portfolio as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                  Six Months Ended           Year Ended December 31,       Year Ended January 31,
                                                  June 30, 1997           ----------------------------- ----------------------------
                                                  (Unaudited)                1996             1995*       1995           1994**
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                    0.69%+             0.70%          0.71%+          0.70%          0.69%+
Net investment income                                       2.85%+             3.23%          3.83%+          4.25%          3.69%+

Portfolio Turnover                                            15%                64%            47%             28%            15%
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate (per share)/(1)/                $ 0.0600           $ 0.0591             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                $320,070           $301,561       $276,375        $217,157       $230,334
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the eleven month period ended December 31, 1995.
** For the period from the start of business, October 28, 1993, to January 31, 1994.
/(1)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.

                       See notes to financial statements

Investors Portfolio as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Investors Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Securities listed on securities exchanges or on the NASDAQ National Market System are valued at closing sales prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Debt investments (other than mortgage-backed "pass through" securities) are valued at prices furnished by a pricing service. Mortgage-backed "pass through" securities are valued using a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates. Short-term obligations maturing in 60 days or less, are valued at amortized cost, which approximates value. All other investments are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on debt investments when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

  C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over five years.

  F Security Transactions -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on the sale of investments are determined on the identified cost basis.

  G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  H Interim Financial Information -- The interim financial statements relating to June 30, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investments Transaction
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $34,338,433 and $45,426,011, respectively. Purchases and sales of U.S. Government/agency securities aggregated $9,526,563 and $11,767,914, respectively.


3 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annually) of the Portfolio's average daily net assets up to 300 million and at

Investors Portfolio as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  reduced rates as daily net assets exceed that level. For the six months ended June 30, 1997, the fee was equivalent to 0.624% (annualized) of the Portfolio's average net assets for such period and amounted to $951,138. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.


4 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 1997.


5 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in the value of investments owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

  Aggregate cost                                                   $ 225,945,407
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $  94,911,569

  Gross unrealized depreciation                                        2,624,241
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                      $  92,287,328
  ------------------------------------------------------------------------------

EV Marathon Investors Fund as of June 30, 1997

INVESTMENT MANAGEMENT


EV Marathon Investors Fund

     Officers                  Independent Trustees
     James B. Hawkes           M. Dozier Gardner
     President and Trustee     Vice Chairman, Eaton Vance
                               Management
     Edward E. Smiley, Jr.
     Vice President            Donald R. Dwight
                               President, Dwight Partners, Inc.
     James L. O'Connor         Chairman, Newspapers of New England, Inc.
     Treasurer
                               Samuel L. Hayes, III
     Alan R. Dynner            Jacob H. Schiff Professor of Investment
     Secretary                 Banking, Harvard University Graduate School of
                               Business Administration

                               Norton H. Reamer
                               President and Director, United Asset
                               Management Corporation

                               John L. Thorndike
                               Formerly Director, Fiduciary Company Incorporated

                               Jack L. Treynor
                               Investment Adviser and Consultant


Investors Portfolio

     Officers                  Independent Trustees
     M. Dozier Gardner         Donald R. Dwight
     President and Trustee     President, Dwight Partners, Inc.
                               Chairman, Newspapers of New England, Inc.
     James B. Hawkes
     Vice President and        Samuel L. Hayes, III
     Trustee                   Jacob H. Schiff Professor of Investment
                               Banking, Harvard University Graduate School of
     Thomas E. Faust, Jr.      Business Administration
     Vice President and
     Portfolio Manager         Norton H. Reamer
                               President and Director, United Asset
     Michael B. Terry          Management Corporation
     Vice President
                               John L. Thorndike
     James L. O'Connor         Formerly Director, Fiduciary Company Incorporated
     Treasurer
                               Jack L. Treynor
     Alan R. Dynner            Investment Adviser and Consultant
     Secretary

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

Investment Advisor of
Investors Portfolio
Boston Management and Research
24 Federal Street
Boston, MA  02110

Administrator of
EV Marathon Investors Fund
Eaton Vance Management
24 Federal Street
Boston, MA  02110

Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA  02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA  02116

Transfer and Dividend
Disbursing Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA  01581-5123







EV Marathon Investors Fund
24 Federal Street
Boston, MA  02110


--------------------------------------------------------------------------------
  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------